COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments for Purchase Obligations	Future minimum payments at December 31, 2024 for purchase obligations were as follows (in thousands):

Year ending December 31:
2025	$331,332
2026	173,575
2027	129,724
2028	116,527
2029	100,253
2030 and thereafter	115,507
Total future minimum payments	$966,918